Intangible Assets (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 02, 2012	Dec. 31, 2011
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	$ 52,617,269		$ 52,617,269		$ 54,983,937	$ 54,983,937
Impairment of Intangible Assets, Finite-lived			0
Unamortized intangible assets:
Goodwill	15,038,782		15,038,782		14,992,009	14,992,009
Amortized intangible assets:
- Amortization of Intangible Assets	1,268,319	1,265,657	2,536,835	2,529,726
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			170,167
Unamortized intangible assets:
Goodwill, Translation Adjustments			46,773
Amortized intangible assets:
Additions To Intangible Assets Amount			0
Unamortized intangible assets:
Additions To Goodwill Amount			0
Unamortized intangible assets:
Goodwill, Impairment Loss			0
Bad Debt Guarantee [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	325,470		325,470		366,689
Impairment of Intangible Assets, Finite-lived			0
Amortized intangible assets:
- Amortization of Intangible Assets			(42,520)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			1,301
Amortized intangible assets:
Additions To Intangible Assets Amount			0
Non Compete Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	684,958		684,958		715,419
Impairment of Intangible Assets, Finite-lived			0
Amortized intangible assets:
- Amortization of Intangible Assets			(32,672)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			2,212
Amortized intangible assets:
Additions To Intangible Assets Amount			0
Profit Interest Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	51,606,840		51,606,840		53,901,829
Impairment of Intangible Assets, Finite-lived			0
Amortized intangible assets:
- Amortization of Intangible Assets			(2,461,643)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			166,654
Amortized intangible assets:
Additions To Intangible Assets Amount			$ 0